Financial debt (Details) € in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Jan. 31, 2026 USD ($)	Jun. 30, 2026 EUR (€)
Bonds 4.248%, maturing in January 2031 | TotalEnergies Capital USA
Financial debt
Amount of bonds issued	$ 1,500
Interest rate (as percent)	4.248%
Bonds 4.569%, maturing in January 2033 | TotalEnergies Capital USA
Financial debt
Amount of bonds issued	$ 1,250
Interest rate (as percent)	4.569%
Bonds 4.857%, maturing in January 2036 | TotalEnergies Capital USA
Financial debt
Amount of bonds issued	$ 750
Interest rate (as percent)	4.857%
Bonds 2.50%, maturing in March 2026 | TotalEnergies Capital International
Financial debt
Amount of bonds redeemed | €		€ 1,100
Interest rate (as percent)		2.50%